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                                                                  [THE HARTFORD]

August 14, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: Nutmeg Life Insurance Company
    Separate Account One ("Registrant")
    Director M Variable Annuity
    File No. 333-119424

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

    1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

    2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 20, 2006.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8063.

Very truly yours,

/s/ Kathleen Brault

Kathleen Brault
Paralegal